Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	2018	2017
	USD	USD
Cash	14,741	122,319
Accounts receivable	660,704	518,999
Accounts payable	189,586	104,225
Accrued liabilities	23,882	-